CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (DEFICIT) (USD $) In Thousands, except Share data	Series B Preferred Stock	Common Stock [Member]	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance - Amount at Sep. 30, 2011	$ 5	$ 605	$ 158,543	$ (182,412)	$ (23,259)
Beginning Balance - Shares at Sep. 30, 2011	526,080	60,470,718
Exercise of warrants, Shares		61,079
Exercise of warrants, Amount		0	16	0	16
Stock-based compensation			369	0	369
Issuance of warrants to consultants			199	0	199
Common stock sales, net of issuance costs, Shares		2,200,166
Common stock sales, net of issuance costs, Amount		22	620	0	642
Net income				1,698	1,698
Ending Balance, Amount at Sep. 30, 2012	5	627	159,747	(180,714)	(20,335)
Ending Balance, Shares at Sep. 30, 2012	526,080	62,731,963
Exercise of warrants, Shares		57,356,105
Exercise of warrants, Amount		574	19,255	0	19,829
Stock-based compensation			692	0	692
Issuance of warrants to consultants			169	0	169
Common stock sales, net of issuance costs, Shares		14,462,000
Common stock sales, net of issuance costs, Amount		145	3,413	0	3,558
Net income				(3,208)	(3,208)
Ending Balance, Amount at Sep. 30, 2013	$ 5	$ 1,346	$ 183,276	$ (183,922)	$ 705
Ending Balance, Shares at Sep. 30, 2013	526,080	134,550,068